CONDENSED CONSOLIDATED AND COMBINED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED AND COMBINED STATEMENTS OF CASH FLOWS
Capitalized interest	$ 382	$ 667	$ 3,022	$ 1,091	$ 1,747